Common Stock (Schedule of Stock by Class) (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended					3 Months Ended		9 Months Ended		75 Months Ended	84 Months Ended
	Oct. 30, 2019	Apr. 16, 2018	Mar. 13, 2018	Mar. 01, 2018	Apr. 01, 2017	Feb. 17, 2017	Apr. 30, 2019	Jul. 31, 2018	May 31, 2018	Jan. 31, 2018	Apr. 30, 2013	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)												92,430,992		92,430,992		91,963,532	92,430,992
Common stock dividends (in usd per share)				$ 0.85	$ 1.45						$ 1.70	$ 0.21	$ 0.22	$ 0.63	$ 0.73
Per share price (in usd per share)								$ 20.25		$ 21.45				$ 20.25		$ 21.56	$ 21.34
Number of shares repurchased (in shares)								155,904		373,967				656,433		3,288,256	3,944,689
Common stock issuances repurchases								$ 3,200		$ 8,000				$ 13,293	$ 14,202
Stock repurchase, value							$ 13,300		$ 3,000
DRIP period of notice to alter agreement						10 days
Common stock issued through distribution reinvestment plan (in shares)														1,100,000
Common stock issued through distribution reinvestment plan														$ 20,700
Tender Offer
Class of Stock [Line Items]
Shares authorized for repurchase (in shares)			2,000,000.0
Per share price (in usd per share)			$ 13.15
Reduction in shares authorized for repurchase (in shares)		230,000
Number of shares repurchased (in shares)									229,999
Subsequent Event
Class of Stock [Line Items]
Per share price (in usd per share)	$ 17.50
Number of shares repurchased (in shares)	446,830
Stock repurchase, value	$ 7,800